Leases - Schedule of Supplemental Cash Flow Statement (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Operating lease payments	$ 101
Financing lease payments	12,357
Financing lease right-of-use assets obtained in exchange for lease obligations	$ 10,557